Shareholders' equity and share-based payments - Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity and share-based payments
Actuarial gains and losses	$ (12)	$ 823	$ (371)
Tax effect	13	(390)	55
Currency translation adjustment generated by the parent company	(4,022)	9,316	(1,548)
Items not potentially reclassifiable to profit and loss	(4,021)	9,749	(1,864)
Currency translation adjustment	1,113	(2,578)	(1,098)
Unrealized gain/(loss) of the period	1,238	(2,408)	(543)
Less gain/(loss) included in net income	125	170	555
Available for sale financial assets		7	4
Unrealized gain/(loss) of the period		7	4
Cash flow hedge	25	324	239
Unrealized gain/(loss) of the period	(94)	584	186
Less gain/(loss) included in net income	(119)	260	(53)
Variation of foreign currency basis spread	(80)
unrealized gain/(loss) of the period	(80)
Total share of other comprehensive income of equity affiliates, net amount	(540)	(677)	935
Unrealized gain/(loss) of the period	(495)	(655)	933
Less gain/(loss) included in net income	45	22	(2)
Other	(5)		1
Tax effect	14	(100)	(76)
Sub-total items potentially reclassifiable to profit and loss	527	(3,024)	5
Total other comprehensive income, net amount	$ (3,494)	$ 6,725	$ (1,859)